CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Stock Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended			9 Months Ended	12 Months Ended
	Aug. 31, 2018	Mar. 31, 2017	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Weighted Average Exercise Prices
Granted							$ 0.12	$ 0.21
Plans
Available for Grant
Available for grant, beginning			1,507,589	2,160,035	2,107,575	2,107,575	1,884,878	252,379
Shares authorized for issuance							50,000,000	20,000,000
Granted				(877,100)	(16,720)		(10,444,000)	(18,553,000)
Available for grant, ending			1,612,728	1,507,589	2,160,035	1,612,728	2,107,575	1,884,878	252,379
Shares
Outstanding, Beginning			1,481,444	835,338	917,945	917,945	24,724,663	6,465,829
Granted				877,100	16,720		10,444,000	18,553,000
Exercised				0	(1,667)		(278,196)	(40,000)
Outstanding, Ending			1,364,827	1,481,444	835,338	1,364,827	917,945	24,724,663	6,465,829
Vested and exercisable			421,764			421,764	9,257,545
Vested and expected to vest			1,137,123			1,137,123	21,836,056
Weighted Average Exercise Prices
Outstanding, Beginning			$ 4.44	$ 8.27	$ 9.02	$ 9.02	$ 0.41	$ 0.77
Granted				0.80	3.21		0.21	0.29
Exercised					2.50		0.10	0.25
Outstanding, Ending			3.93	$ 4.44	$ 8.27	3.93	9.02	$ 0.41	$ 0.77
Vested and exercisable			7.56			7.56	0.53
Vested and expected to vest			$ 4.26			$ 4.26	$ 0.37
Remaining Contractual Life
Outstanding			8 years 11 months 12 days	8 years 7 months 13 days	8 years 4 months 6 days		7 years 11 months 1 day	9 years 2 months 1 day	8 years 9 months 7 days
Vested and exercisable			8 years 18 days				5 years 11 months 5 days
Vested and expected to vest			8 years 10 months 13 days				7 years 10 months 6 days
Aggregate Intrinsic Value
Outstanding							$ 23	$ 304	$ 238
Vested and exercisable							13
Vested and expected to vest							$ 22
Subsequent to termination of the 2014 plan
Available for Grant
Cancelled							680,060	68,667
Shares
Cancelled							(680,060)	(68,667)
Weighted Average Exercise Prices
Cancelled							$ 1.01	$ 1.48
2016 Equity Incentive Plan
Available for Grant
Shares authorized for issuance	2,000,000	800,000
Cancelled			105,139	224,654	69,180		11,262,538	185,499
Shares
Cancelled			(105,139)	(224,654)	(69,180)		(11,262,538)	(185,499)
Weighted Average Exercise Prices
Cancelled			$ 8.54	$ 4.18	$ 8.84		$ 0.30	$ 0.65
Outside the 2014 Equity Incentive Plan
Available for Grant
Granted							(400,000)
Cancelled							285,000
Shares
Outstanding, Beginning					775,000	775,000	660,000	660,000
Granted							400,000
Cancelled							(285,000)
Outstanding, Ending							775,000	660,000	660,000
Vested and exercisable							332,812
Vested and expected to vest							747,437
Weighted Average Exercise Prices
Outstanding, Beginning					$ 0.71	$ 0.71	$ 1.44	$ 1.44
Granted							0.19
Cancelled							1.65
Outstanding, Ending							0.71	$ 1.44	$ 1.44
Vested and exercisable							1.30
Vested and expected to vest							$ 0.73
Remaining Contractual Life
Outstanding							6 years 7 months 6 days	7 years 8 months 19 days	7 years 8 months 19 days
Vested and exercisable							3 years 8 months 12 days
Vested and expected to vest							6 years 6 months 7 days
Outside the 2014 Equity Incentive Plan | First anniversary
Available for Grant
Vesting percentage							25.00%
Outside the 2014 Equity Incentive Plan | Subsequent to first anniversary
Available for Grant
Vesting percentage							2.083%